Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 30,533	¥ 52,308
Allowance for doubtful accounts	(293)	(136)
Accounts receivable, net	¥ 30,240	¥ 52,172